TAXATION (Tables)	12 Months Ended
Dec. 31, 2021
TAXATION
Schedule of company's loss before income tax and share of net (loss) income of equity investees

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
PRC	(381,205)	(758,737)	(954,592)	(149,796)
Non-PRC	(12,509)	(251,964)	(306,013)	(48,020)
	(393,714)	(1,010,701)	(1,260,605)	(197,816)

Schedule of current and deferred components of income tax expense

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Current income tax	(18,776)	(18,381)	(3,198)	(502)
Deferred income tax	450	828	—	—
	(18,326)	(17,553)	(3,198)	(502)

Schedule of reconciliation of the differences between PRC statutory tax rate and the Group's effective tax rate

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Loss before income taxes and share of net loss of equity investees	(393,714)	(1,010,701)	(1,260,605)	(197,816)
Income tax computed at the statutory tax rate of 25%	98,429	252,675	315,151	49,454
Non-deductible expenses	(19,869)	(46,106)	(112,363)	(17,633)
Effect of different tax rates in different jurisdictions and preferential tax rate	(9,949)	(48,650)	447,053	70,152
Research and development expenses deduction	19,552	21,834	25,756	4,042
Non-taxable income	17,489	11,152	6,525	1,024
Provision to return	39	(5,776)	14,568	2,286
Deferred tax expense	1,529	828	(21,245)	(3,334)
Tax rate change	(4,578)	18,594	2,890	454
Expired tax loss	—	(37,469)	(112,725)	(17,689)
Change in valuation allowance	(120,968)	(184,635)	(568,808)	(89,258)
	(18,326)	(17,553)	(3,198)	(502)

Schedule of components of deferred tax

	As at December 31
	2020	2021	2021
	RMB	RMB	US$
Deferred tax assets, non-current
Accrued expenses	174,536	295,568	46,381
Customer advances and deposits	17	1,255	197
Allowance for credit losses and inventory provision	61,845	87,264	13,694
Depreciation and amortization expense	15,000	21,997	3,452
Net operating losses carrying forward	962,636	1,365,724	214,312
Lease liabilities	480,813	493,773	77,484
Total deferred tax assets	1,694,847	2,265,581	355,520
Valuation allowance*	(1,200,743)	(1,756,168)	(275,582)
Total deferred tax assets net of valuation allowance	494,104	509,413	79,938

*

The Group operates through subsidiaries, VIEs and subsidiaries of VIEs and valuation allowance is considered for each of the entities on an individual basis. The Group recorded valuation allowance against deferred tax assets of those entities that are in a three-year cumulative financial loss position and are not forecasting profits in the near future as of December 31, 2020 and 2021. In making such determination, the Group also evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

	As at December 31
	2020	2021	2021
	RMB	RMB	US$
Deferred tax liabilities
Fair value changes of equity investments	(18,900)	(29,232)	(4,587)
Accrued revenue recognition difference	(5,626)	(5,300)	(832)
Operating lease right-of-use assets	(469,578)	(474,881)	(74,519)
Total deferred tax liabilities	(494,104)	(509,413)	(79,938)

Schedule of roll-forward of unrecognized tax benefits

	As at December 31
	2020	2021	2021
	RMB	RMB	US$
Beginning balance	15,613	48,966	7,684
Additions	34,597	30,263	4,748
Decreases	(1,244)	(429)	(67)
Ending balance	48,966	78,800	12,365